Spin-off	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Spin-off

5. Spin-off.

On May 7, 2014, the Company announced that it planned to separate its transportation business into an independent publicly traded company through a tax free spin-off of the transportation business to FRP shareholders. The separation, which is subject to a number of conditions including final Board approval, receipt of an opinion of tax counsel and effectiveness of a registration statement on Form 10, is expected to be completed in the next 5 months.